Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 17. Subsequent Events

On July 9, 2015, the Company filed a Registration Statement on Form S-4 with the Securities and Exchange Commission (“SEC”) in connection with a proposed exchange of its warrants for its ordinary shares. Under the terms of the warrant exchange offer, each of Tecnoglass’ warrant holders will have the opportunity to receive one Tecnoglass ordinary share in exchange for every 2.3 of the Company’s outstanding warrants tendered by the holder and exchanged pursuant to the offer. The Exchange Offer will commence as soon as practicable after the registration statement becomes effective and is expected to remain open for not less than 30 days.
Management concluded that no additional subsequent events required disclosure other than those disclosed in these financial statements.

Note 22. Subsequent Events

Pursuant to the merger agreement and plan of reorganization and on filing of financial statements for the fiscal year ended December 31, 2014, Energy Holding Corporation will receive an aggregate of 500,000 ordinary shares based on its achievement of specified EBITDA targets set forth in such agreement.
On April 14, 2015, the Company’s Board of Directors authorized the payment of regular quarterly dividends to holders of its ordinary shares at a quarterly rate of $0.125 per share (or $0.50 per share on an annual basis). The Board of Directors also approved an Exchange Offer to acquire all of the Company’s outstanding warrants in exchange for ordinary shares of the Company at conversion ratio of three warrants in exchange for one ordinary share. The Exchange Offer will remain open for a period of 30 days once exchange documentation is sent to warrant holders and the first quarterly dividend payment will be made to shareholders of record 15 days after the end of the Exchange Offer.